Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	6-K
Entity File Number	001-40850
Entity Registrant Name	Exscientia plc
Entity Address, Address Line One	The Schrödinger Building
Entity Address, Address Line Two	Oxford Science Park
Entity Address, City or Town	Oxford
Entity Address, Postal Zip Code	OX4 4GE
Entity Address, Country	GB
Entity Central Index Key	0001865408
Amendment Flag	false
Document Period End Date	Sep. 30, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31